Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Cash and cash equivalents		$ 7,618,405	$ 532,229
Cash, cash equivalents, and restricted cash as shown in the consolidated statements of cash flows		7,618,405	532,229	$ 314,846
AgeX Therapeutics Inc [Member]
Restructuring Cost and Reserve [Line Items]
Cash and cash equivalents		345,000	645,000
Restricted cash	[1]	50,000	50,000
Cash, cash equivalents, and restricted cash as shown in the consolidated statements of cash flows		$ 395,000	$ 695,000	$ 634,000

[1]	Restricted cash entirely represents the deposit required to maintain AgeX’s corporate credit card program.